Feb. 28, 2016

DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Research Opportunities Fund

Diamond Hill Financial Long-Short Fund

Diamond Hill Corporate Credit Fund

Diamond Hill High Yield Fund

(Each a Fund or Series of Diamond Hill Funds)

Supplement Dated August 1, 2016 to Prospectus Dated February 28, 2016

Effective August 1, 2016, Diamond Hill Capital Management, Inc., the Administrator for the Funds will reduce its administrative service fee from an annual rate of 0.20% to 0.19% of each Fund’s average daily net assets of Class I Shares and from 0.10% to 0.09% of each Fund’s average daily net assets of Class Y Shares. Accordingly, the Prospectus is updated as follows:

On pages 1, 4, 7, 10, 13, 16, 19, 23, 26, and 29 the Annual Fund Operating Expenses table and the Expense Example section are each deleted in their entirety and replaced with the following:

Page 1 – Small Cap Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class Y
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.24%	0.24%	0.19%	0.09%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses	1.31%	2.06%	1.01%	0.91%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$627	$894	$1,182	$2,000
Class C	Sold Held	309 209	646 646	1,108 1,108	2,390 2,390
Class I	Sold or Held	103	322	558	1,236
Class Y	Sold or Held	93	290	504	1,120

Page 4 – Small Mid-Cap Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class Y
Management fees	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.24%	0.24%	0.19%	0.09%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	1.25%	2.00%	0.95%	0.85%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$621	$877	$1,152	$1,936
Class C	Sold Held	303 203	627 627	1,078 1,078	2,327 2,327
Class I	Sold or Held	97	303	525	1,166
Class Y	Sold or Held	87	271	471	1,049

Page 7 – Mid Cap Fund

	Class A	Class I	Class Y
Management fees	0.65%	0.65%	0.65%
Distribution (12b-1) fees	0.25%	None	None
Other expenses	0.24%	0.19%	0.09%
Total annual fund operating expenses	1.14%	0.84%	0.74%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$610	$844	$1,096	$1,817
Class I	Sold or Held	86	268	466	1,037
Class Y	Sold or Held	76	237	411	918

Page 10 – Large Cap Fund

ANNUAL FUND OPERATING EXPENSE (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class Y
Management fees	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.24%	0.24%	0.19%	0.09%
Total annual fund operating expenses	0.99%	1.74%	0.69%	0.59%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$596	$800	$1,020	$1,652
Class C	Sold Held	277 177	548 548	944 944	2,052 2,052
Class I	Sold or Held	70	221	384	859
Class Y	Sold or Held	60	189	329	738

Page 13 – Select Fund

ANNUAL FUND OPERATING EXPENSE (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class Y
Management fees	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.24%	0.24%	0.19%	0.09%
Total annual fund operating expenses	1.19%	1.94%	0.89%	0.79%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$615	$859	$1,122	$1,871
Class C	Sold Held	297 197	609 609	1,047 1,047	2,264 2,264
Class I	Sold or Held	91	284	493	1,096
Class Y	Sold or Held	81	252	439	978

Page 16 - Long-Short Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class Y
Management fees	0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses
Administration fees	0.24%	0.24%	0.19%	0.09%
Dividend expenses and fees on short sales	0.50%	0.50%	0.50%	0.50%
Total other expenses	0.74%	0.74%	0.69%	0.59%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses	1.91%	2.66%	1.61%	1.51%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$684	$1,070	$1,480	$2,621
Class C	Sold Held	369 269	826 826	1,410 1,410	2,993 2,993
Class I	Sold or Held	164	508	876	1,911
Class Y	Sold or Held	154	477	824	1,802

Page 19 – Research Opportunities Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class Y
Management fees	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses
Administration fees	0.24%	0.24%	0.19%	0.09%
Dividend expenses and fees on short sales	0.34%	0.34%	0.34%	0.34%
Total other expenses	0.58%	0.58%	0.53%	0.43%
Total annual fund operating expenses	1.83%	2.58%	1.53%	1.43%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$677	$1,047	$1,441	$2,541
Class C	Sold Held	361 261	802 802	1,370 1,370	2,915 2,915
Class I	Sold or Held	156	483	834	1,824
Class Y	Sold or Held	146	452	782	1,713

Page 23 – Financial Long-Short Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	0.25%	1.00%	None
Other expenses
Administration fees	0.24%	0.24%	0.19%
Dividend expenses and fees on short sales	0.36%	0.36%	0.36%
Total other expenses	0.60%	0.60%	0.55%
Total annual fund operating expenses	1.85%	2.60%	1.55%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$679	$1,053	$1,451	$2,561
Class C	Sold Held	363 263	808 808	1,380 1,380	2,934 2,934
Class I	Sold or Held	158	490	845	1,845

Page 26 – Corporate Credit Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class Y
Management fees	0.45%	0.45%	0.45%	0.45%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.24%	0.24%	0.19%	0.09%
Total annual fund operating expenses	0.94%	1.69%	0.64%	0.54%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$443	$639	$852	$1,464
Class C	Sold Held	272 172	533 533	918 918	1,998 1,998
Class I	Sold or Held	65	205	357	798
Class Y	Sold or Held	55	173	302	677

Page 29 – High Yield Fund

	Class A	Class I	Class Y
Management fees	0.50%	0.50%	0.50%
Distribution (12b-1) fees	0.25%	None	None
Other expenses	0.24%	0.19%	0.09%
Total annual fund operating expenses	0.99%	0.69%	0.59%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$447	$654
Class I	Sold or Held	70	221
Class Y	Sold or Held	60	189